Trade Payables	12 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
TRADE PAYABLES	NOTE 10 – TRADE PAYABLES
	December 31
	2025	2024
Composition:

Trade payables	1,011	1,154
Checks payable	31	-
	1,042	1,154